Formation and Nature of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Formation and Nature of Business
1. Formation and Nature of Business
Formation and Nature of Business
EVE UAM, LLC (f/k/a Eve Urban Air Mobility Solutions, Inc.), a Delaware limited liability company (the “Company” or “Eve”), was formed on April 21, 2021, in order to effect a reorganization and, subject to its completion, acquire the Urban Air Mobility (“UAM”) business, which focuses on the development and certification of an electric vertical takeoff and landing vehicle (“eVTOL”), the creation of a maintenance and services network for eVTOL and the creation of an air traffic management system for eVTOL otherwise known as Urban Air Traffic Management (“UATM”) (collectively, the “UAM Business”), from Embraer S.A. and its subsidiaries (the “Parent”, “Embraer” or “ERJ”). Prior to the reorganization and throughout the periods presented herein, the UAM Business was owned by ERJ and its subsidiaries. Beginning in August 2021, ERJ has contributed certain assets and employees to Eve to begin Eve’s initial operations.
ERJ is a publicly held company incorporated under the laws of the Federative Republic of Brazil (“Brazil”) with headquarters in São José dos Campos, State of São Paulo. The corporate purpose of ERJ is:

(i)	To design, build and market aircraft and aerospace materials and related accessories, components and equipment, according to the highest standards of technology and quality.

(ii)	To perform and carry out technical activities related to the manufacturing and servicing of aerospace materials.

(iii)	To contribute to the training of technical personnel as necessary for the aerospace industry.

(iv)	To engage in and provide services for other technological, manufacturing and business activities in connection with the aerospace industry.

(v)
To design, build and trade in equipment, materials, systems, software, accessories and components for the defense, security and power industries, and to promote and carry out technical activities related to the manufacturing and servicing thereof, in accordance with the highest technological and quality standards.

(vi)	To conduct other technological, manufacturing, trading and services activities related to the defense, security and power industries
Through EmbraerX, an independent department within ERJ, ERJ’s market accelerator and disruptive business innovation company, ERJ incubates initiatives that may mature into new business opportunities in the future. One such business that has been incubated is ERJ’s UAM business. The UAM Business has historically operated as part of ERJ and not as a separate stand-alone entity or group.
The Reorganization
On December 10, 2021, ERJ, Eve and Embraer Aircraft Holding Inc. (“EAH”), a wholly owned subsidiary of ERJ, entered into a contribution agreement (the “Contribution Agreement”), pursuant to which, upon the terms and subject to the conditions of the Contribution Agreement, ERJ transferred certain assets and liabilities related to the UAM Business to Eve or to Eve Soluções de Mobilidade Aérea Urbana Ltda., a Brazilian limited liability company (
sociedade
limitada
) and a newly formed direct wholly owned subsidiary of Eve (the “Brazilian Subsidiary”), in exchange for the issuance of 1,000 common units of Eve. Since the consummation of the transactions contemplated by the Contribution Agreement (the “Reorganization”), certain assets and liabilities related to the UAM Business have been owned by Eve.
Business Combination Agreement with Zanite
On December 21, 2021, ERJ, Eve and EAH entered into a business combination agreement (the “Business Combination Agreement”) with Zanite Acquisition Corp. (“Zanite” or the “SPAC”). Pursuant to the Business Combination Agreement, among other things, EAH will contribute and transfer to Zanite all of the common units of Eve held by it as consideration and in exchange for the issuance and transfer by Zanite to EAH of 220,000,000 shares of common stock of Zanite. After the consummation of the transactions contemplated by the Business Combination Agreement, Eve will operate as part of a separate, independent, publicly traded company, indirectly controlled by ERJ.
COVID-19
Pandemic
The World Health Organization declared a global emergency on January 30, 2020 with respect to the outbreak of a novel strain of coronavirus, or
COVID-19
pandemic. There are many uncertainties regarding the current global
COVID-19
pandemic, and ERJ is closely monitoring the
COVID-19
pandemic situation and its impacts on its employees, operations, the global economy, the supply and the demand for its products and services, including the UAM Business. ERJ implemented contingency plans to act as quickly as necessary as the current situation unfolds.
Since the beginning of the
COVID-19
pandemic, ERJ has been engaging in several initiatives supporting the health and safety of its employees. Social distancing measures were taken, as well as the implementation of working from home for certain group of employees. Furthermore, several measures to preserve jobs were taken, including reductions in working hours and pay cuts, collective vacations, and temporary furloughs.
The full impact of the
COVID-19
pandemic continues to evolve as of the date hereof. As such, it is uncertain as to the full magnitude that the pandemic will have on the UAM Business’s financial condition, liquidity, and future results of operations. Management is actively monitoring the situation on its financial condition, liquidity, operations, suppliers, industry, and workforce.